RESERVES (Tables)	12 Months Ended
Jun. 30, 2024
RESERVES [Abstract]
Reserves
			2024	2023
	Note		US$	US$
Share-based payments reserve	14(b	)	13,440,265	15,004,052
Foreign currency translation reserve	14(f	)	(1,178,258)	(1,008,244)
			12,262,007	13,995,808

Movements in Share-based Payments Reserve
(b)	Movements in share-based payments reserve during the year

	Number of Unlisted Options (Note 14(c))	Number of Performance Rights (Note 14(d))	No. of Restricted Stock Units (Note 14(e))	US$
2024
Opening balance at July 1, 2023	23,011,372	29,146,000	824,371	15,004,052
Grant of employee rights and RSUs	-	4,021,000	3,894,124	-
Exercise of options, rights and RSUs	(11,262,000)	(5,147,665)	(341,461)	(4,726,904)
Issue of shares to a consultant	-	-	-	(470,000)
Expiry of employee rights	-	(550,000)	-	(158,424)
Share-based payment expense	-	-	-	3,791,541
Closing balance at June 30, 2024	11,749,372	27,469,335	4,377,034	13,440,265

2023
Opening balance at July 1,2022	23,824,000	27,620,000	600,000	12,985,856
Grant of employee incentive securities	424,372	1,935,000	424,372	-
Grant of options to financial advisor	1,000,000	-	-	354,788
Exercise of options	(2,237,000)	-	-	(192,511)
Conversion of RSUs	-	(329,000)	-	(167,487)
Conversion of performance rights	-	-	(200,001)	(216,007)
Issue of shares to a consultant	-	-	-	(350,000)
Lapse of employee incentive securities	-	(80,000)	-	-
Share-based payment expense	-	-	-	2,589,413
Closing balance at June 30, 2023	23,011,372	29,146,000	824,371	15,004,052

Notes:

(1)	For details on the valuation of Unlisted Options, Performance Rights and Restricted Stock Units, including models and assumptions used, refer to Note 19 of the financial statements.

Movements in Foreign Currency Translation Reserve
(f)	Movements in foreign currency translation reserve during the year

	2024	2023
	US$	US$
Balance at start of year	(1,008,244)	(596,331)
Exchange differences arising on translation into presentation currency	(170,014)	(411,913)
Balance at June 30	(1,178,258)	(1,008,244)